Other Noninterest Expense - Summary of Other Noninterest Expenses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other noninterest expenses:
Joint venture amortization					$ 4,095	$ 4,199	$ 3,302
Amortization of intangibles	260	379	873	1,223	1,591	1,709	1,737
Other real estate owned					445	2,166	1,518
Other					14,802	16,959	12,129
Total Other Noninterest Expenses	$ 5,000	$ 4,631	$ 16,005	$ 15,352	$ 20,933	$ 25,033	$ 18,686